SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Latin America Equity Fund
Effective on May 1, 2021, the fund’s summary prospectus is supplemented as follows:
The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the fund’s summary prospectus.
Investment Advisor
DWS Investment Management Americas, Inc.
Subadvisor
Itaú USA Asset Management, Inc.
Portfolio Manager(s)
Scott Piper. Chief Investment Officer, Itaú USA Asset Management, Inc. (New York). Portfolio Manager of the fund. Began managing the fund in 2020.
Please Retain This Supplement for Future Reference
March 29, 2021
PROSTKR21-16